Financial instruments - Analysis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 666.7	£ 1,153.5	[1]	£ 1,310.3
Bank overdrafts, bonds and bank loans	(1,025.1)	(624.1)	[1]
Bonds and bank loans	(5,634.8)	(6,250.4)	[1]
Payments due to vendors (earnout agreements) (note 18)	(414.7)	(630.7)		£ (976.5)
Derivatives in designated hedge relationships [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	8.4
Derivative liabilities	(14.2)
Financial instruments	(5.8)
Derivatives in designated hedge relationships [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2.1
Derivative liabilities		(3.3)
Financial instruments		(1.2)
Held at fair value through profit or loss [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	319.6
Derivative assets	1.3
Derivative liabilities	(2.6)
Payments due to vendors (earnout agreements) (note 18)	(414.7)
Liabilities in respect of put options	(242.0)
Financial instruments	(338.4)
Held at fair value through other comprehensive income [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	347.1
Financial instruments	347.1
Amortised cost [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	2,643.2
Bank overdrafts, bonds and bank loans	(1,025.1)
Bonds and bank loans	(5,634.8)
Trade and other receivables: amounts falling due within one year	8,545.6
Trade and other receivables: amounts falling due after more than one year	68.3
Trade and other payables: amounts falling due within one year	(10,637.3)
Trade and other payables: amounts falling due after more than one year	(8.4)
Financial instruments	(6,048.5)
Amortised cost [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts, bonds and bank loans		(624.1)
Bonds and bank loans		(6,250.4)
Trade and other payables: amounts falling due within one year		(9,970.5)
Trade and other payables: amounts falling due after more than one year		(8.5)
Financial instruments		(16,853.5)
Carrying value [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	666.7
Cash and short-term deposits	2,643.2
Bank overdrafts, bonds and bank loans	(1,025.1)
Bonds and bank loans	(5,634.8)
Trade and other receivables: amounts falling due within one year	8,545.6
Trade and other receivables: amounts falling due after more than one year	68.3
Trade and other payables: amounts falling due within one year	(10,637.3)
Trade and other payables: amounts falling due after more than one year	(8.4)
Derivative assets	9.7
Derivative liabilities	(16.8)
Payments due to vendors (earnout agreements) (note 18)	(414.7)
Liabilities in respect of put options	(242.0)
Financial instruments	£ (6,045.6)
Carrying value [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments		1,153.5
Cash and short-term deposits		2,391.4
Bank overdrafts, bonds and bank loans		(624.1)
Bonds and bank loans		(6,250.4)
Trade and other receivables: amounts falling due within one year		8,328.4
Trade and other receivables: amounts falling due after more than one year		61.7
Trade and other payables: amounts falling due within one year		(9,970.5)
Trade and other payables: amounts falling due after more than one year		(8.5)
Derivative assets		3.1
Derivative liabilities		(6.8)
Payments due to vendors (earnout agreements) (note 18)		(630.7)
Liabilities in respect of put options		(258.1)
Financial instruments		(5,811.0)
Held for trading [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		1.0
Derivative liabilities		(3.5)
Payments due to vendors (earnout agreements) (note 18)		(630.7)
Liabilities in respect of put options		(258.1)
Financial instruments		(891.3)
Loans and receivables [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits		2,391.4
Trade and other receivables: amounts falling due within one year		8,328.4
Trade and other receivables: amounts falling due after more than one year		61.7
Financial instruments		10,781.5
Available for sale [member] | Classification under IAS39 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments		1,153.5
Financial instruments		£ 1,153.5

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.